Customer deposits	12 Months Ended
Dec. 31, 2023
Deposits from customers [abstract]
Customer deposits	13 Customer deposits

Customer deposits [1]
in EUR million	2023	2022
Current accounts / Overnight deposits	221,773	260,350
Savings accounts	334,296	329,531
Time deposits	92,154	48,524
Other	2,053	2,395
	650,276	640,799
1 ING changed the presentation of customer deposits as of 2023. The comparative figure for 2022 has been updated accordingly.
Current accounts / Overnight deposits, Saving accounts and Time deposits include balances with individuals, respectively EUR 107,711 million (2022: EUR 124,067 million), EUR 305,743 million (2022: EUR
304,306 million) and EUR 46,762 million (2022: EUR 16,729 million).

Customer deposits by type
	Netherlands		Rest of the world		Total
in EUR million	2023	2022	2023	2022	2023	2022
Non-interest bearing	239	2,332	25,316	24,229	25,556	26,561
Interest bearing [1]	232,548	231,914	392,172	382,324	624,720	614,238
	232,788	234,246	417,488	406,552	650,276	640,799
1Interest bearing includes current accounts which are not remunerated, however ING holds the contractual right to revise.